Offerings - Offering: 1	Jun. 03, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	901,348
Proposed Maximum Offering Price per Unit	5.39
Maximum Aggregate Offering Price	$ 4,858,266.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 744.00
Offering Note	(1) The shareholders of the Company approved the 2025 Plan at the annual meeting of shareholders held on June 3, 2025 (the "Approval Date"). This Registration Statement is registering 901,348 shares of common stock of the Company, par value $0.01 per share ("Common Shares"), representing the 750,000 Common Shares approved by the Registrant's shareholders for issuance under the 2025 Plan on the Approval Date, plus 101,348 Common Shares remaining available for issuance under the SEACOR Marine Holdings Inc. 2022 Equity Incentive Plan (the "2022 Plan") as of the Approval Date that will be available for issuance under the 2025 Plan, plus an estimate of 50,000 Common Shares subject to awards outstanding under the SEACOR Marine Holdings Inc. 2017 Equity Incentive Plan (the "2017 Plan"), the SEACOR Marine Holdings Inc. 2020 Equity Incentive Plan (the "2020 Plan") and the 2022 Plan that, pursuant to the terms of the 2017 Plan, the 2020 Plan, the 2022 Plan and the 2025 Plan, may be available for future issuance under the 2025 Plan. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered such additional Common Shares as may become issuable pursuant to the adjustment provisions of the 2025 Plan, including stock splits, stock dividends, recapitalizations or similar transactions effected without the registrant's receipt of consideration which would increase the number of outstanding shares of common stock. (2) Pursuant to Rule 457(c) and 457(h) of the Securities Act, the proposed maximum aggregate offering price and the amount of registration fee are estimated for the purpose of calculating the amount of the registration fee and are based on the average of the high and low prices of shares of Common Stock of the registrant as reported on the New York Stock Exchange on May 29, 2025.